Stock Options	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
Stock Options
10.	Stock Options

a.	On September 1, 2021, the Company implemented a stock option plan pursuant to which stock options may be granted to directors, officers, employees, and consultants of the Company. The Board is authorized to grant the maximum number of common shares reserved for issuance in any 12-month period to anyone, optionee, other than a consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant. The maximum number of common shares reserved for issuance in any 12-month period to any consultant may not exceed 2% of the issued and outstanding common shares at the date of the grant and the maximum number of common shares reserved for issuance in any 12-month period to all persons engaged in investor relations activities may not exceed 2% of the issued and outstanding number of common shares at the date of the grant. See also note 19(e).

b.	The following table summarizes the changes in the Company’s stock options for the years ended October 31, 2023 and October 31, 2022:

	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

Outstanding, October 31, 2021	3,729	C$	620.10	$455.49

Granted (i)	2,877		620.40	455.71

Cancelled (ii)	(1,352)		646.80	475.10

Outstanding, October 31, 2022	5,254	C$	613.5	$450.64

Granted (iii, iv, v)	334		442.22	318.81

Outstanding, October 31, 2023	5,588	C$	603.12	$434.81

Exercisable, October 31, 2023	4,039	C$	606.00	$436.89

i)	During the year ended October 31, 2022, the Company granted 2,877 stock options to officers, directors and consultants with weighted average exercise price of $455.71 per Common Share. The options vest over 3 years with expiration dates between 5 to 10 years.

ii)	On July 2, 2022, 222 options canceled with a fair value of $17,649. On May 7, 2022, 1,111 options canceled with a fair value of $92,170. On May 1, 2022 ,19 options canceled with a fair value of $3,959.

iii)	On May 23, 2023, the Company granted 61 stock options to a consultant of the Company. The options are exercisable at CAD$315.00 (USD$227.09) per share. The options expire on May 23, 2033.

iv)	On June 26, 2023, the Company granted 223 stock options to a consultant of the Company. The 156 options are exercisable at CAD$504 (USD$363.35) per share and the 67 options are exercisable at CAD$720.00 (USD$519.07) per share. The options expire on June 26, 2033.

v)	On July 6, 2023, the Company granted 50 stock options to a consultant of the Company. The options are exercisable at $23.40 per share. The options expire on July 6, 2033.

c.	Additional information regarding stock options outstanding as of October 31, 2023, is as follows:

Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

533	2.57	C$	166.50	$120.03	400	C$	166.50	$120.03
978	8.26		504.00	363.35	667		504.00	363.35
1,166	2.57		675.00	486.63	916		675.00	486.63
200	5.50		702.00	506.09	142		702.00	506.09
133	2.89		747.00	538.53	133		747.00	538.53
422	8.11		612.00	441.21	422		612.00	441.21
1,044	8.26		720.00	519.07	609		720.00	519.07
667	2.67		756.00	545.02	500		756.00	545.02
111	8.11		900.00	648.84	74		900.00	648.84
61	9.57		315.00	227.09	31		315.00	227.09
67	9.66		720.00	519.07	33		720.00	519.07
156	9.66		504.00	363.35	104		504.00	363.35
50	9.69		32.46	23.40	8		32.46	23.40
5,588	5.70	C$	603.12	$434.81	4,039	C$	606.00	$436.89

The fair value of stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	Year ended October 31,
	2023	2022

Risk-free interest rate	4.10%	2.05%
Expected life (in years)	5.61	8.67
Expected volatility	140.41-160.81%	94.09%

d.	The portion of the total fair value of stock options expensed during the year ended October 31, 2023, was $221,625 (2022 - $788,657) which was recorded as share-based compensation expense.